SHARE OF PROFIT / (LOSS) FROM ASSOCIATES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss) from associates [Abstract]
Profit (loss) from associates	$ 243,800	$ (66,198)	$ 611,256
EGS [Member]
Profit (loss) from associates [Abstract]
Profit (loss) from associates	0	(4,747)	(2,929)
TGU [Member]
Profit (loss) from associates [Abstract]
Profit (loss) from associates	(58,271)	(33,290)	(39,583)
Link [Member]
Profit (loss) from associates [Abstract]
Profit (loss) from associates	$ 302,071	$ (28,161)	$ 653,768